Name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer, in which the aggregate amortized cost exceeds 10% of stockholders' equity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Federal National Mortgage Association Certificates And Obligations FNMA Member
Investment Holdings [Line Items]
Amortized Cost	$ 2,318,171	$ 1,594,933
Marketable Securities	2,266,610	1,634,927
Federal Home Loan Bank Certificates And Obligations FHLB Member
Investment Holdings [Line Items]
Amortized Cost	336,933	520,127
Marketable Securities	326,220	528,287
Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Investment Holdings [Line Items]
Amortized Cost	1,434,346	1,198,969
Marketable Securities	$ 1,418,216	$ 1,221,863